Other Liabilities - Restructuring Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Beginning balance	$ 76	$ 103	$ 71
Restructuring charges	74	49	109
Reserves utilized: cash	(73)	(72)	(56)
Reserves utilized: non-cash	(1)	(9)	(20)
Currency translation adjustments	(5)	5	(1)
Ending balance	71	76	103
Severance and Other Employee Costs
Restructuring Reserve [Roll Forward]
Beginning balance	44	62	40
Restructuring charges	70	46	98
Reserves utilized: cash	(74)	(61)	(77)
Reserves utilized: non-cash	7	(6)	3
Currency translation adjustments	(3)	3	(2)
Ending balance	44	44	62
Facility Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	30	38	30
Restructuring charges	2	3	(2)
Reserves utilized: cash	(2)	(7)	25
Reserves utilized: non-cash	(6)	(5)	(16)
Currency translation adjustments	(1)	1	1
Ending balance	23	30	38
Other Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	2	3	1
Restructuring charges	2	0	13
Reserves utilized: cash	3	(4)	(4)
Reserves utilized: non-cash	(2)	2	(7)
Currency translation adjustments	(1)	1	0
Ending balance	$ 4	$ 2	$ 3